Financial Instrument Risk Management - Fair Value of Derivative Instruments (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative assets	$ 1,112	$ 1,478
Derivative liabilities	(2,295)	(1,756)
Measured at fair value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(2,295)	(1,756)
Measured at fair value | Under 1 Year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(240)	(90)
Measured at fair value | 1 to 5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(555)	(347)
Measured at fair value | Over 5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative liabilities	(1,500)	(1,319)
Measured at fair value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative assets	1,112	1,478
Measured at fair value | Under 1 Year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative assets	100	97
Measured at fair value | 1 to 5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative assets	150	226
Measured at fair value | Over 5 Years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative assets	$ 862	$ 1,155